Adoption of New Accounting Standards - Disclosure of maturity analysis of lease payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities
Current portion of lease liabilities	$ 19,633	$ 14,985
Long-term portion of lease liabilities	35,691	44,500
Lease liabilities	55,324	59,485
Maturity analysis (undiscounted)	62,258	66,164
Later than one year
Lease liabilities
Maturity analysis (undiscounted)	19,633	14,985
Later Than One Year but Not Later Than 5 Years
Lease liabilities
Maturity analysis (undiscounted)	37,150	41,214
More Than 5 Years
Lease liabilities
Maturity analysis (undiscounted)	$ 5,475	$ 9,965